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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-10301
                                     ---------

                              Ashport Mutual Funds
                              --------------------

               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103

                              Miami, Florida 33131
                              --------------------

                    (Address of principal executive offices)

                                 Jeffrey Cimbal

                             StateTrust Capital, LLC

                         800 Bricknell Avenue, Suite 103

                              Miami, Florida 33131
                              --------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders

                              ASHPORT MUTUAL FUNDS
                                  ANNUAL REPORT
                                NOVEMBER 30, 2007


                             Ashport Large Cap Fund

                           Ashport Small/Mid Cap Fund

                        Ashport Global Fixed Income Fund

--------------------------------------------------------------------------------
This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The performance for each of the Funds shown in the Annual Report represents past performance and is not a guarantee of future results. A Fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a Fund is neither insured nor guaranteed by the US Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible. Performance calculations reflect fee waivers/expense reimbursements in effect. Without such fee waiver/expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

The reports concerning the Funds' portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on the investment adviser's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the Funds. The investment adviser believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED
MAY LOSE VALUE/NO BANK GUARANTEE
--------------------------------------------------------------------------------

                              Ashport Mutual Funds

                                November 30, 2007


                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Letter to Shareholders (Unaudited).........................................1

Management Discussion and Analysis (Unaudited)...........................2 - 10

Shareholder Expenses (Unaudited).........................................11 - 12

Ashport Large Cap Fund

Schedule of Investments....................................................13

Top Holdings and Allocations...............................................14

Ashport Small/Mid Cap Fund

Schedule of Investments....................................................15

Top Holdings and Allocations...............................................16

Ashport Global Fixed Income Fund

Schedule of Investments....................................................17

Top Holdings and Allocations...............................................18

Ashport Large Cap Fund, Ashport Small/Mid Cap Fund and Ashport Global Fixed Income Fund

Statements of Assets and Liabilities.......................................19

Statements of Operations...................................................20

Statements of Changes in Net Assets......................................21 - 22

Ashport Large Cap Fund

Financial Highlights.....................................................23 - 24

Ashport Small/Mid Cap Fund

Financial Highlights.....................................................25 - 26

Ashport Global Fixed Income Fund

Financial Highlights.....................................................27 - 28

Notes to Financial Statements............................................29 - 36

Report of Independent Registered Public Accounting Firm....................37

Board of Trustees and Officers Table (Unaudited)...........................38

Board Approval of Funds' Investment Advisory Agreements (Unaudited)......39 - 41

Additional Information (Unaudited).......................................41 - 42

Dear Shareholders:

The Year in Review

For the year ended November 30, 2007, all three Ashport Funds posted gains, especially strong returns in the Small/Mid Cap Fund. Volatility increased during the year because of the ongoing troubles of the US real estate market. Corporate profit growth has been robust, particularly in the energy, basic materials, capital goods, transportation, and utility sectors. Global stock markets recorded strong gains during the Funds' fiscal year helped along by the weak US dollar.

Market volatility increased in large part because of the rising volume of non-performing subprime mortgage debt. Mortgage defaults caused mounting losses to hedge funds and global financial institutions. Blue chip stocks dropped sharply as financial institutions struggle to maintain liquidity. The consequences to the fixed income sector included a widening of yield spreads on bonds for all but the highest-quality securities.

Most broad-based equity indices ended the period with higher returns. The S&P 500 Index was up, returning 5.75% over the period. Large-cap stocks tended to under perform smaller cap stocks, with the S&P Mid-Cap 400 index returning 6.37%. The Nasdaq 100 Index(R), which posted a return of 9.43%.

Conflicting trends offer opportunities and risks in investment markets today. The credit market will still adjust to the increasing amount of non-performing US mortgage debt which is spread across a variety of structured securities that are traded in global markets. We continue to stress the importance of maintaining diversification and a global prospective. We believe this approach should provide a balance between risk and reward suited to today's investment landscape.

Looking Ahead

We expect the Funds will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Funds to produce above-average rates of return while keeping an attractive risk profile. As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Uri Benhamron                                     /s/ David Vurgait

Uri Benhamron                                         David Vurgait
Portfolio Manager                                     President of Ashport Funds

                 Management Discussion and Analysis (Unaudited)

Portfolio Matters

Ashport Large Cap

The portfolio's equity positions benefited from the success of certain sector selection strategy. These included capital goods and technology. Brokerage firms did not fare as well due to the mortgage crisis. For large-cap stocks, the S&P 500/Barra Growth Index rose 7.91%, slightly more than the S&P 500/Barra Value Index, which rose 3.67%. The Ashport Large Cap Fund's return was 1.69% for Class A and 1.10% for Class C during the 12 months ended November 30, 2007. The Fund's turnover during the period was greatly reduced.

Top Industry/Sectors as of November 30, 2007
--------------------------------------------

Capital Goods                                                                22%
Communication Services                                                        3%
Consumer-Cyclical                                                             8%
Consumer Staples                                                              7%
Energy                                                                        3%
Financials                                                                   14%
Health Care                                                                  17%
Technology                                                                   18%
Cash Investments                                                              8%
                                                                          -----
                                                                          100.0%
                                                                          =====

Average Annual Total Returns with Sales Charges

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Class A Shares (for the period from the commencement of the Fund's operations, December 18, 2001 through November 30, 2007)
Comparison of Change in Value of $10,000 Hypothetical Investments in the Ashport Large Cap A versus Benchmark

--------------------------------------------------------------------------------

                                  [LINE CHART]

                             2001    2002    2003    2004    2005    2006   2007
                             ----    ----    ----    ----    ----    ----   ----
S&P 500 ($12,177)           10000    8214    9452   10671   11162   11837  12177
Large Cap A ($12,185)        9524    7171    8819    9684   11325   12083  12185

--------------------------------------------------------------------------------

Average Annual Total Returns with Sales Charges as of November 30, 2007

-------------------------------------------------------------------------------------------------------
                               Inception      1-Year     Since           Net Expense      Gross Expense
                               Date                      Inception       Ratio+           Ratio+
-------------------------------------------------------------------------------------------------------
Ashport Large Cap Fund A       12/18/2001     -2.92%     3.50%           1.98%            2.25%
-------------------------------------------------------------------------------------------------------
S&P 500 Index                                  5.75%     4.51%
-------------------------------------------------------------------------------------------------------

Call 1-888-729-9244 for the most recent month-end performance result. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance results reflect any applicable waivers or reimbursements in effect during the periods shown. Without such waiver and/or reimbursement performance would have been lower. See the Prospectus and financial statements for more information.

The Standard & Poor's 500 index is a basket of 500 stocks that are considered to be widely held. The S&P 500 index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. The S&P 500 index was created in 1957, although it has been extrapolated backwards to several decades earlier for performance comparison purposes. This index provides a broad snapshot of the overall U.S. equity market; in fact, over 70% of all U.S. equity is tracked by the S&P 500. The index selects its companies based upon their market size, liquidity, and sector. Most of the companies in the index are solid mid cap or large cap corporations. Like the Nasdaq Composite Index, the S&P 500 is a market-weighted index. Most experts consider the S&P 500 one of the best benchmarks available to judge overall U.S. market performance.

+ The above expense ratios are from the Fund's prospectus dated March 30, 2007. Additional information pertaining to the Fund's expenses ratios as of November 30, 2007 can be found in the Financial Highlights in this Report.

Class C Shares (for the period from the commencement of the Fund's operations, December 18, 2002 through November 30, 2007)
Comparison of Change in Value of $10,000 Hypothetical Investments in the Ashport Large Cap C versus Benchmark

--------------------------------------------------------------------------------

                                  [LINE CHART]

                             2002    2003    2004    2005    2006    2007
                             ----    ----    ----    ----    ----    ----
S&P 500 ($13,667)           10000   11507   12136   12527   13285   13667
Large Cap C ($15,290)        9905   12544   13536   14271   15206   15290

--------------------------------------------------------------------------------

Average Annual Total Returns with Sales Charges as of November 30, 2007

-------------------------------------------------------------------------------------------------------
                               Inception      1-Year     Since           Net Expense      Gross Expense
                               Date                      Inception       Ratio+           Ratio+
-------------------------------------------------------------------------------------------------------
Ashport Large Cap Fund C       12/18/2002     .10%       10.32%          2.73%            3.00%
-------------------------------------------------------------------------------------------------------
S&P 500 Index                                 5.75%      13.24%
-------------------------------------------------------------------------------------------------------

Call 1-888-729-9244 for the most recent month-end performance result. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance results reflect any applicable waivers or reimbursements in effect during the periods shown. Without such waiver and/or reimbursement performance would have been lower. See the Prospectus and financial statements for more information.

The Standard & Poor's 500 index is a basket of 500 stocks that are considered to be widely held. The S&P 500 index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. The S&P 500 index was created in 1957, although it has been extrapolated backwards to several decades earlier for performance comparison purposes. This index provides a broad snapshot of the overall U.S. equity market; in fact, over 70% of all U.S. equity is tracked by the S&P 500. The index selects its companies based upon their market size, liquidity, and sector. Most of the companies in the index are solid mid cap or large cap corporations. Like the Nasdaq Composite Index, the S&P 500 is a market-weighted index. Most experts consider the S&P 500 one of the best benchmarks available to judge overall U.S. market performance.

+ The above expense ratios are from the Fund's prospectus dated March 30, 2007. Additional information pertaining to the Fund's expenses ratios as of November 30, 2007 can be found in the Financial Highlights in this Report.

Ashport Small/Mid Cap Fund
--------------------------

Our various positions in the technology, capital goods and consumer-cyclical boosted the returns well above its benchmarks. Some of these stocks in these sectors were among the portfolio's most positive contributors. These included Cummins Engine, Inc. and Alliant Techsystems. Stock selection in the communication sector also contributed to strong returns. The Fund out performed the benchmark, the S&P MidCap 400 which had a return of 6.37% for the 12 months ended November 30, 2007. The Ashport Small/Mid Cap Fund's return was 23.73% for Class A and 23.49% for Class C during the 12 months ended November 30, 2007.

Top Industry/Sectors as of November 30, 2007
--------------------------------------------

      Basic Materials                                                         2%
      Capital Goods                                                          11%
      Communication Services                                                  7%
      Consumer-Cyclical                                                      11%
      Energy                                                                 12%
      Health Care                                                            13%
      Industrial Services                                                     8%
      Industrial Goods                                                        7%
      Technology                                                             22%
      Cash Investments                                                        7%
                                                                          -----
                                                                          100.0%
                                                                          =====

Class A Shares (for the period from the commencement of the Fund's operations, December 18, 2001 through November 30, 2007)
Comparison of Change in Value of $10,000 Hypothetical Investments in the Ashport Small Cap A versus Benchmark

--------------------------------------------------------------------------------

                                  [LINE CHART]

                             2001    2002    2003    2004    2005    2006   2007
                             ----    ----    ----    ----    ----    ----   ----
S&P MidCap 400 ($15,207)    10000    9045   11431   12174   14016   14738  15207
Small MidCap A  ($12,604)    9524    9362    9629    9822   10793   11267  12604

--------------------------------------------------------------------------------

Average Annual Total Returns with Sales Charges as of November 30, 2007

-------------------------------------------------------------------------------------------------------
                               Inception      1-Year     Since           Net Expense      Gross Expense
                               Date                      Inception       Ratio+           Ratio+
-------------------------------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund A   12/18/2001     18.12%     7.08%           2.13%            2.25%
-------------------------------------------------------------------------------------------------------
S&P MidCap 400                                 6.37%     9.72%
-------------------------------------------------------------------------------------------------------

Call 1-888-729-9244 for the most recent month-end performance result. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance results reflect any applicable waivers or reimbursements in effect during the periods shown. Without such waiver and/or reimbursement performance would have been lower. See the Prospectus and financial statements for more information.

The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Like the S&P 500 Index, it is also a market-value weighted index and was the first benchmark of midcap stock price movement.

+ The above expense ratios are from the Fund's prospectus dated March 30, 2007. Additional information pertaining to the Fund's expenses ratios as of November 30, 2007 can be found in the Financial Highlights in this Report.

Class C Shares (for the period from the commencement of the Fund's operations, April 13, 2003 through November 30, 2007)
Comparison of Change in Value of $10,000 Hypothetical Investments in the Ashport Small C versus Benchmark

--------------------------------------------------------------------------------

                                  [LINE CHART]

                             2002    2003    2004    2005    2006    2007
                             ----    ----    ----    ----    ----    ----
S&P MidCap 400 ($16,019)     10000  12637   13419   14434   15525   16019
Small MidCap C ($14,691)     9898   11443   11558   12621   13147   14691

--------------------------------------------------------------------------------

Average Annual Total Returns with Sales Charges as of November 30, 2007

-------------------------------------------------------------------------------------------------------
                               Inception      1-Year     Since           Net Expense      Gross Expense
                               Date                      Inception       Ratio+           Ratio+
-------------------------------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund C   12/18/2001     22.27%     11.37%          2.88%            3.00%
-------------------------------------------------------------------------------------------------------
S&P MidCap 400                                 6.37%     13.92%
-------------------------------------------------------------------------------------------------------

Call 1-888-729-9244 for the most recent month-end performance result. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance results reflect any applicable waivers or reimbursements in effect during the periods shown. Without such waiver and/or reimbursement performance would have been lower. See the Prospectus and financial statements for more information.

The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Like the S&P 500 Index, it is also a market-value weighted index and was the first benchmark of midcap stock price movement.

+ The above expense ratios are from the Fund's prospectus dated March 30, 2007. Additional information pertaining to the Fund's expenses ratios as of November 30, 2007 can be found in the Financial Highlights in this Report.

Ashport Global Fixed Income Fund
--------------------------------

Shorter-term US government securities prices eroded for part of the reporting period. However, when the Fed reduced interest rates in the later part of the period bonds rallied. Not unlike the domestic equity markets, bonds swung up and down during the 12 months ended November 30, 2007. The Ashport Global Fixed Income Fund's return was 3.82% for Class A and 3.37% for Class C during the 12 months ended November 30, 2007 while the Lehman Brothers Aggregate Bond Index rose 3.26%.

Top Industry/Sectors as of November 30, 2007
--------------------------------------------

      US Bonds:
      AT&T Corp                                                               2%
      Citigroup Inc                                                           5%
      General Motors 7.25%                                                    4%
      GMAC Smart note                                                         1%
      Hertz Corp                                                              5%
      Wachovia Bank FLTG Rate                                                 5%
      ITT CORP 7.375%                                                         5%
      CORTS TR FORD DEBS                                                      4%

      Foreign Bonds:
      Brazil 9.25                                                             5%
      Colombia                                                                6%
      Costa Rica                                                              5%
      Dominican Republican                                                    5%
      El Salvador                                                             5%
      European Bank                                                           6%
      Brazil 10%                                                              6%
      Panama Republic                                                         3%
      Peru Republic                                                           5%
      Petrobras                                                               6%
      Ecuador                                                                 2%
      Venezuela                                                               4%
      Turkey                                                                  5%
      Cash Investments                                                        6%
                                                                          -----
                                                                          100.0%
                                                                          =====

Class A Shares (for the period from the commencement of the Fund's operations, December 18, 2001 through November 30, 2007)
Comparison of Change in Value of $10,000 Hypothetical Investments in the Ashport Global Fixed Income A versus Benchmark

--------------------------------------------------------------------------------

                                  [LINE CHART]

                             2001    2002    2003    2004    2005    2006   2007
                             ----    ----    ----    ----    ----    ----   ----
Lehman Aggregate ($13,189)  10000   10897   11921   12358   12978   12978  13189
Fixed Income A ($10,189)     9524    9086    9200    9533    9998    9998  10189

--------------------------------------------------------------------------------

Average Annual Total Returns with Sales Charges as of November 30, 2007

-------------------------------------------------------------------------------------------------------
                               Inception      1-Year     Since           Net Expense      Gross Expense
                               Date                      Inception       Ratio+           Ratio+
-------------------------------------------------------------------------------------------------------
Ashport Global Fixed Income A  12/18/2001     -.88%      2.94%           1.97%            1.50%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate                     3.26%      6.06%
Bond Index
-------------------------------------------------------------------------------------------------------

Call 1-888-729-9244 for the most recent month-end performance result. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance results reflect any applicable waivers or reimbursements in effect during the periods shown. Without such waiver and/or reimbursement performance would have been lower. See the Prospectus and financial statements for more information.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Index returns assume reinvestment of dividends.

Investors may not invest in the index directly: unlike the Fund's returns, the index does not reflect any fees or expenses.

+ The above expense ratios are from the Fund's prospectus dated March 30, 2007. Additional information pertaining to the Fund's expenses ratios as of November 30, 2007 can be found in the Financial Highlights in this Report

Class C Shares (for the period from the commencement of the Fund's operations, December 24, 2002 through November 30, 2007)
Comparison of Change in Value of $10,000 Hypothetical Investments in the Ashport Global Fixed Income C versus Benchmark

--------------------------------------------------------------------------------

                                  [LINE CHART]

                             2002    2003    2004    2005    2006    2007
                             ----    ----    ----    ----    ----    ----
Lehman Aggregate ($13,189)  10000   10939   11214   11367   11752   11944
Fixed Income C ($10,770)    10000    9846   10164   10592   10592   10770

--------------------------------------------------------------------------------

Average Annual Total Returns with Sales Charges as of November 30, 2007

-------------------------------------------------------------------------------------------------------
                               Inception      1-Year     Since           Net Expense      Gross Expense
                               Date                      Inception       Ratio+           Ratio+
-------------------------------------------------------------------------------------------------------
Ashport Global Fixed Income C  12/24/2002     2.36%      3.18%           2.47%            2.25%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate                     3.26%      5.41%
Bond Index
-------------------------------------------------------------------------------------------------------

Call 1-888-729-9244 for the most recent month-end performance result. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance results reflect any applicable waivers or reimbursements in effect during the periods shown. Without such waiver and/or reimbursement performance would have been lower. See the Prospectus and financial statements for more information.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Index returns assume reinvestment of dividends.

Investors may not invest in the index directly: unlike the Fund's returns, the index does not reflect any fees or expenses.

+ The above expense ratios are from the Fund's prospectus dated March 30, 2007. Additional information pertaining to the Fund's expenses ratios as of November 30, 2007 can be found in the Financial Highlights in this Report

Shareholder Expenses (Unaudited)

Fund Expenses. As a shareholder of Ashport Mutual Funds, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a portfolio of Ashport Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2007.

Actual Expenses. The "actual" lines of the table provide information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line for your Fund under the heading Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads) or redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------
                                     Beginning       Ending Account Value  Expenses Paid During 6 Months
                                     Account Value   November 30, 2007     Ended November 30, 2007
                                     June 1, 2007
--------------------------------------------------------------------------------------------------------
Large Cap Fund
--------------------------------------------------------------------------------------------------------
Class A Actual                       $1,000.00       $1,008.45             $22.60
--------------------------------------------------------------------------------------------------------
Class A Hypothetical                 $1,000.00       $1,025.00             $22.78
--------------------------------------------------------------------------------------------------------
Class C Actual                       $1,000.00       $1,005.50             $30.08
--------------------------------------------------------------------------------------------------------
Class C Hypothetical                 $1,000.00       $1,025.00             $30.38
--------------------------------------------------------------------------------------------------------
Small/Mid Cap Fund
--------------------------------------------------------------------------------------------------------
Class A Actual                       $1,000.00       $1,118.65             $23.83
--------------------------------------------------------------------------------------------------------
Class A Hypothetical                 $1,000.00       $1,025.00             $22.78
--------------------------------------------------------------------------------------------------------
Class C Actual                       $1,000.00       $1,117.45             $31.76
--------------------------------------------------------------------------------------------------------
Class C Hypothetical                 $1,000.00       $1,025.00             $30.38
--------------------------------------------------------------------------------------------------------
Global Fixed Income Fund
--------------------------------------------------------------------------------------------------------
Class A Actual                       $1,000.00       $1,019.10             $15.14
--------------------------------------------------------------------------------------------------------
Class A Hypothetical                 $1,000.00       $1,025.00             $15.19
--------------------------------------------------------------------------------------------------------
Class C Actual                       $1,000.00       $1,016.85             $22.69
--------------------------------------------------------------------------------------------------------
Class C Hypothetical                 $1,000.00       $1,025.00             $22.78
--------------------------------------------------------------------------------------------------------

Hypothetical assumes 5% annual return before expenses. Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2007 are as follows:


--------------------------------------------------------------------------------
Large Cap Fund                                                           Expense
                                                                         Ratios
--------------------------------------------------------------------------------
Class A                                                                  2.50%
--------------------------------------------------------------------------------
Class C                                                                  3.00%
--------------------------------------------------------------------------------
Small/Mid Cap Fund
--------------------------------------------------------------------------------
Class A                                                                  2.50%
--------------------------------------------------------------------------------
Class C                                                                  3.00%
--------------------------------------------------------------------------------
Global Fixed Income Fund
--------------------------------------------------------------------------------
Class A                                                                  1.50%
--------------------------------------------------------------------------------
Class C                                                                  2.25%
--------------------------------------------------------------------------------

The expense ratios reflect voluntary waivers or reimbursements by the Funds' investment adviser that can be terminated at any time. The "Financial Highlights" tables in the Funds' financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

Ashport Large Cap Fund
Schedule of Investments
November 30, 2007

                                                                                                   Percentage
Common Stocks - 94.39%                                            Shares            Value        of Net Assets
                                                                -----------      -------------   -------------
Capital Goods
3M CO COM                                                               505      $      42,046           3.31%
BOEING CO COM                                                           416             38,497           3.03%
CATERPILLAR INC                                                         525             37,748           2.97%
DANAHER CORP                                                            451             39,156           3.08%
GENERAL ELECTRIC CO COM                                               1,116             42,732           3.36%
PRECISION CASTPARTS CORP                                                317             46,707           3.68%
UNITED TECHNOLOGIES CORP DEL COM                                        497             37,161           2.93%
                                                                                 -------------   -------------
                                                                                       284,047          22.36%
                                                                                 -------------   -------------
Communication Services
GARMIN LTD COM                                                          343             36,821           2.90%
                                                                                 -------------   -------------
                                                                                        36,821           2.90%
                                                                                 -------------   -------------
Consumer-Cyclical
WAL MART STORES INC                                                     939             44,978           3.54%
WALT DISNEY COMPANY HOLDING CO                                        1,719             56,985           4.49%
                                                                                 -------------   -------------
                                                                                       101,963           8.03%
                                                                                 -------------   -------------
Consumer Staples
STARBUCKS CORP COM (a)                                                1,878             43,926           3.46%
WALGREEN CO                                                           1,311             47,969           3.78%
                                                                                 -------------   -------------
                                                                                        91,895           7.24%
                                                                                 -------------   -------------
Energy
SCHLUMBERGER LTD COM                                                    461             43,080           3.39%
                                                                                 -------------   -------------
                                                                                        43,080           3.39%
                                                                                 -------------   -------------
Financials
CITIGROUP INC COM                                                     1,063             35,398           2.79%
JP MORGAN CHASE & CO COM                                                823             37,545           2.96%
LEHMAN BROTHERS HOLDINGS INC COMMON                                     665             41,649           3.28%
MERRILL LYNCH & CO INC                                                  576             34,525           2.72%
MORGAN STANLEY COM                                                      682             35,955           2.83%
                                                                                 -------------   -------------
                                                                                       185,072          14.58%
                                                                                 -------------   -------------
Health Care
ALCON INC COM                                                           313             43,551           3.43%
GILEAD SCIENCES INC (a)                                               1,187             55,243           4.35%
PFIZER INC COM                                                        1,214             28,845           2.27%
ST JUDE MEDICAL INC COM (a)                                             735             29,216           2.30%
WYETH                                                                 1,205             59,166           4.66%
                                                                                 -------------   -------------
                                                                                       216,021          17.01%
                                                                                 -------------   -------------
Technology
APPLE INC COM (a)                                                       154             28,062           2.21%
APPLIED MATERIALS INC                                                 2,064             38,865           3.06%
CISCO SYSTEMS INC (a)                                                 1,506             42,198           3.32%
INTUIT INCORPORATED COM (a)                                           1,001             29,349           2.31%
NETWORK APPLIANCE CORP (a)                                              966             23,870           1.88%
ORACLE CORP COM (a)                                                   2,401             48,452           3.82%
QUALCOMM INC                                                            709             28,913           2.28%
                                                                                 -------------   -------------
                                                                                       239,709          18.88%
                                                                                 -------------   -------------

                                                                                 -------------   -------------
TOTAL COMMON STOCKS (Cost $1,156,646)                                                1,198,608          94.39%
                                                                                 -------------   -------------

Cash Investments - 7.99%
Tri-Party Repo Cash - Investment Dollars, 4.20% (b)                 101,514            101,514           7.99%
                                                                                 -------------   -------------

TOTAL CASH INVESTMENTS (Cost $101,514)                                                 101,514           7.99%
                                                                                 -------------   -------------

TOTAL INVESTMENTS (Cost $1,258,160) - 102.38%                                    $   1,300,122         102.38%
                                                                                 =============   =============

Liabilities in excess of other assets - 2.38%                                          (30,176)         -2.38%
                                                                                 -------------   -------------

TOTAL NET ASSETS - 100.00%                                                       $   1,269,946         100.00%
                                                                                 =============   =============

(a)   Non-income producing.
(b) Variable rate yield; the coupon rate shown represents the rate at November 30, 2007.

See accompanying notes which are an integral part of these financial statements.

    Graphical Representation of Top Industry/Sectors as of November 30, 2007
    ------------------------------------------------------------------------

Capital Goods                                                             22.36%
Communication Services                                                     2.90%
Consumer-Cyclical                                                          8.03%
Consumer Staples                                                           7.24%
Energy                                                                     3.39%
Financials                                                                14.58%
Health Care                                                               17.01%
Technology                                                                18.88%
Cash Investments                                                           7.99%
Liabilities In Excess of other Assets                                     -2.38%
                                                                        -------
Total                                                                   100.00%

--------------------------------------------------------------------------------

                                   [PIE CHART]

--------------------------------------------------------------------------------

See accompanying notes which are an integral part of these financial statements.

Ashport Small/Mid Cap Fund
Schedule of Investments
November 30, 2007

                                                                                                   Percentage
Common Stocks - 93.69%                                            Shares            Value        of Net Assets
                                                                -----------      -------------   -------------
Basic Materials
CLEVELAND CLIFFS INC                                                    274      $      24,715           2.42%
                                                                                 -------------   -------------
                                                                                        24,715           2.42%
                                                                                 -------------   -------------
Capital Goods
C H ROBINSON WORLDWIDE INC COM NEW                                      644             33,198           3.26%
CUMMINS ENGINE INC                                                      142             16,600           1.63%
ITT CORP NEW COM                                                        459             29,578           2.90%
JOY GLOBAL INC COM                                                      615             35,670           3.49%
                                                                                 -------------   -------------
                                                                                       115,046          11.28%
                                                                                 -------------   -------------
Communication Services
HARRIS CORP DEL                                                         561             35,214           3.45%
ROCKWELL COLLINS INC COM                                                437             31,516           3.09%
                                                                                 -------------   -------------
                                                                                        66,730           6.54%
                                                                                 -------------   -------------
Consumer-Cyclical
COPART INC (a)                                                        1,111             41,507           4.07%
GUESS INC COM                                                           718             33,696           3.30%
TEMPUR PEDIC INTL INC COM                                             1,363             40,467           3.96%
                                                                                 -------------   -------------
                                                                                       115,670          11.33%
                                                                                 -------------   -------------
Energy
CABOT OIL AND GAS CORP COM                                            1,229             42,302           4.14%
CORE LABORATORIES NV (a) (b)                                            228             26,733           2.62%
DELEK US HLDGS INC COM ISIN#US2466471016                              1,192             21,981           2.15%
QUESTAR CORP COM                                                        607             32,444           3.18%
                                                                                 -------------   -------------
                                                                                       123,460          12.09%
                                                                                 -------------   -------------
Health Care
AMPHENOL CORP NEW CL A                                                  904             39,188           3.84%
COVANCE INC (a)                                                         430             37,552           3.68%
HUMANA INC (a)                                                          333             25,651           2.51%
IDEXX LABS INC COM (a)                                                  574             34,727           3.40%
                                                                                 -------------   -------------
                                                                                       137,118          13.43%
                                                                                 -------------   -------------
Industrial Services
GRACO INC                                                               711             26,478           2.59%
KORN / FERRY INTERNATIONAL COM NEW (a)                                   55                948           0.09%
LABOR READY INC NEW (a)                                               1,059             15,938           1.56%
REPUBLIC AWYS HOLDINGS (a)                                            2,140             42,971           4.21%
                                                                                 -------------   -------------
                                                                                        86,335           8.45%
                                                                                 -------------   -------------
Industrial Goods
AMETEK INC NEW COM                                                      814             35,816           3.51%
LINCOLN ELECTRIC HOLDINGS INC COM                                       444             30,978           3.03%
                                                                                 -------------   -------------
                                                                                        66,794           6.54%
                                                                                 -------------   -------------
Technology
ALLIANT TECHSYSTEMS INC (a)                                             311             36,334           3.56%
AMDOCS LTD SHS (a)                                                      578             19,126           1.87%
BRADY CORPORATION CL A                                                  889             35,587           3.49%
FLIR SYSTEMS INC (a)                                                    659             45,293           4.44%
NAVTEQ CORP COM (a)                                                     600             44,934           4.40%
WESTERN DIGITAL CORP DELAWARE (a)                                     1,422             39,290           3.85%
                                                                                 -------------   -------------
                                                                                       220,564          21.61%
                                                                                 -------------   -------------

                                                                                 -------------   -------------
TOTAL COMMON STOCKS (Cost $747,511)                                                    956,432          93.69%
                                                                                 -------------   -------------

Cash Investments - 6.53%
Tri-Party Repo Cash - Investment Dollars, 4.20% (c)                  66,679             66,679           6.53%
                                                                                 -------------   -------------

TOTAL CASH INVESTMENTS (Cost $66,679)                                                   66,679           6.53%
                                                                                 -------------   -------------

TOTAL INVESTMENTS (Cost $814,190) - 100.22%                                      $   1,023,111         100.22%
                                                                                 =============   =============

Liabilities in excess of other asset - 0.22%                                            (2,314)         -0.22%
                                                                                 -------------   -------------

TOTAL NET ASSETS - 100.00%                                                       $   1,020,797         100.00%
                                                                                 =============   =============

(a)   Non-income producing.
(b)   American Depository Receipt
(c) Variable rate yield; the coupon rate shown represents the rate at November 30, 2007.

See accompanying notes which are an integral part of these financial statements.

    Graphical Representation of Top Industry/Sectors as of November 30, 2007
    ------------------------------------------------------------------------

Basic Materials                                                            2.42%
Capital Goods                                                             11.28%
Communication Services                                                     6.54%
Consumer-Cyclical                                                         11.33%
Energy                                                                    12.09%
Health Care                                                               13.43%
Industrial Services                                                        8.45%
Industrial Goods                                                           6.54%
Technology                                                                21.61%
Cash Investments                                                           6.53%
Liabilities In Excess of other Assets                                     -0.22%
                                                                         -------
Total                                                                    100.00%

--------------------------------------------------------------------------------

                                   [PIE CHART]

--------------------------------------------------------------------------------

See accompanying notes which are an integral part of these financial statements.

Ashport Global Fixed Income Fund
Schedule of Investments
November 30, 2007

                                                                 Principal                         Percentage
                                                                  Amount            Value        of Net Assets
                                                                -----------      -------------   -------------
Corporate Bonds - 26.99%
AT&T Corp 7.3% Due 11/15/11                                           9,000      $       9,778           2.33%
Citigroup Inc. 5.0% Due 09/15/14                                     20,000             19,201           4.57%
General Motors 7.25% Due 03/02/11                                    20,000             17,714           4.22%
GMAC Smartnote 7.000% Due 10/15/11                                    7,000              6,078           1.45%
Hertz Corp 6.25% Due 03/15/09                                        20,000             19,550           4.66%
ITT CORP 7.375% Due 11/15/15                                         20,000             21,150           5.04%
Wachovia Bank FLTG Rate 5.69125% Due 12/02/10                        20,000             19,826           4.72%
                                                                                 -------------   -------------

TOTAL CORPORATE BONDS (Cost $118,125)                                                  113,297          26.99%
                                                                                 -------------   -------------

Foreign Bonds - 63.21%
Brazil Federal Republic 9.25% Due 10/22/10                           20,000             22,320           5.32%
Colombia 10.0% Due 01/23/12                                          20,000             23,080           5.50%
Costa Rica Republic 8.11% Due 02/01/12                               20,000             21,546           5.13%
Dominican Republic 9.04% Due 01/23/13                                20,000             22,410           5.34%
El Salvador Republic 8.5% Due 07/25/11                               20,000             21,660           5.16%
European Bank 6.25% Due 05/09/18                                     25,000             24,655           5.87%
Fed. Brazil 10.0% Due 08/07/11                                       20,000             23,294           5.55%
Panama Republic 9.625% Due 02/08/11                                  12,000             13,440           3.20%
Peru Republic 9.125% Due 02/21/12                                    20,000             22,750           5.42%
Petrobras 9.125% Due 07/02/13                                        20,000             23,500           5.60%
Republic of Ecuador 12.0% 11/15/12                                    8,160              8,160           1.94%
Republic of Venezuela 5.375% Due 08/07/10                            20,000             18,478           4.40%
Turkey Republic 10.5% Due 01/13/08                                   20,000             20,080           4.78%
                                                                                 -------------   -------------

TOTAL FOREIGN BONDS (Cost $248,931)                                                    265,373          63.21%
                                                                                 -------------   -------------

Preferred Stocks - 4.01%
CORTS TR FORD DEBS CORPORATE BKD TR SECS 7                            1,100             16,819           4.01%
                                                                                 -------------   -------------

TOTAL PREFERRED STOCKS (Cost $19,174)                                                   16,819           4.01%
                                                                                 -------------   -------------

Cash Investments - 5.72%
Tri-Party Repo Cash - Investment Dollars, 4.20% (a)                  24,014             24,014           5.72%
                                                                                 -------------   -------------

TOTAL  CASH INVESTMENTS (Cost $24,014)                                                  24,014           5.72%
                                                                                 -------------   -------------

TOTAL INVESTMENTS (Cost $410,244) - 99.93%                                       $     419,503          99.93%
                                                                                 =============   =============

Other assets in excess of liabilities - 0.07%                                              275           0.07%
                                                                                 -------------   -------------

TOTAL NET ASSETS - 100.00%                                                       $     419,778         100.00%
                                                                                 =============   =============

(a) Variable rate yield; the coupon rate shown represents the rate at November 30, 2007.

See accompanying notes which are an integral part of these financial statements.

    Graphical Representation of Top Industry/Sectors as of November 30, 2007
    ------------------------------------------------------------------------

Corporate Bonds                                                           26.99%
Foreign Bonds                                                             63.21%
Preferred Stocks                                                           4.01%
Cash Investments                                                           5.72%
Other Assets in excess of Liabilities                                      0.07%
                                                                         -------
Total                                                                    100.00%

--------------------------------------------------------------------------------

                                   [PIE CHART]

--------------------------------------------------------------------------------

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Assets and Liabilities
Year Ended November 30, 2007

                                                                               Ashport Large   Ashport Small/Mid    Ashport Global
                                                                                  Cap Fund         Cap Fund        Fixed Income Fund
                                                                             ----------------  -----------------   -----------------
Assets:
Investments in securities:
   At cost                                                                   $      1,258,160   $        814,190     $     410,244
                                                                             ================   ================     =============
   At market value                                                           $      1,300,122   $      1,023,111     $     419,503

Dividends receivable                                                                    1,485                436                --
Interest receivable                                                                        12                  8             7,436
Receivable for Investment Sold                                                             --                 --            26,730
                                                                             ----------------   ----------------     -------------
     Total assets                                                                   1,301,619          1,023,555           453,669
                                                                             ----------------   ----------------     -------------

Liabilities:
Accrued adviser fees                                                                    1,355              1,078               186
Accrued administration fees                                                               809                643               275
Accrued distributor fees                                                                1,550              1,037               406
Payable for capital share redemption                                                   27,959                 --            33,024
                                                                             ----------------   ----------------     -------------
     Total liabilities                                                                 31,673              2,758            33,891
                                                                             ----------------   ----------------     -------------

Net Assets:                                                                  $      1,269,946   $      1,020,797     $     419,778
                                                                             ================   ================     =============

Net Assets consist of:
Paid in capital                                                                     1,128,024            773,726           386,332
Undistributed net investment income                                                        --                 --            23,403
Accumulated net realized gain (loss) on investments                                    99,960             38,150               784
Net unrealized appreciation (depreciation) on investments                              41,962            208,921             9,259
                                                                             ----------------   ----------------     -------------
                                                                             $      1,269,946   $      1,020,797     $     419,778
                                                                             ================   ================     =============

Class A: (a)
Net asset value per share and redemption price per share
(558,490 / 58,166, 576,341 / 44,749, 166,360 / 16,037, respectively)         $           9.60   $          12.88     $       10.37
                                                                             ================   ================     =============

Maximum offering price per share (c)
(Net asset value per share / 95.25%, respectively)                           $          10.08   $          13.52     $       10.89
                                                                             ================   ================     =============

Minimum redemption price per share (b)
(Net asset value per share* 98%, respectively)                               $           9.41   $          12.62     $       10.16
                                                                             ================   ================     =============

Class C: (a)
Net asset value per share and redemption price per share
(711,456 / 77,250,   444,456 / 35,528,   253,418 / 24,688, respectively)     $           9.21   $          12.51     $       10.26
                                                                             ================   ================     =============

Maximum offering price per share (d)
(Net asset value per share / 99%, respectively)                              $           9.30   $          12.64     $       10.36
                                                                             ================   ================     =============

Minimum redemption price per share (b)
(Net asset value per share * 98%, respectively)                              $           9.03   $          12.26     $       10.05
                                                                             ================   ================     =============

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.
(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.
(c)   Maximum offering price of 4.75% on Class A shares.
(d)   Maximum offering price of 1.00% on Class C shares.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Operations
Year Ended November 30, 2007

                                                                               Ashport Large   Ashport Small/Mid    Ashport Global
                                                                                  Cap Fund         Cap Fund        Fixed Income Fund
                                                                             ----------------  -----------------   -----------------
Investment Income
Dividend income                                                              $         15,474   $          4,769     $       1,018
Interest income                                                                         6,293              2,868            30,682
                                                                             ----------------   ----------------     -------------
  Total Income                                                                         21,767              7,637            31,700
                                                                             ----------------   ----------------     -------------

Expenses
Investment adviser fee                                                                 17,398             11,832             2,327
Administration expenses                                                                10,485              7,132             3,472
12b-1 fee, Class A                                                                      1,641              1,444               504
12b-1 fee, Class C                                                                      7,384              3,719             1,947
Excise tax expenses                                                                        --                767               507
                                                                             ----------------   ----------------     -------------
  Total Expenses                                                                       36,908             24,894             8,757
                                                                             ----------------   ----------------     -------------

                                                                             ----------------   ----------------     -------------
Net Investment Income (Loss)                                                          (15,141)           (17,257)           22,943
                                                                             ----------------   ----------------     -------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                            115,101             49,853             1,345
Change in net unrealized appreciation (depreciation)
   on investment securities                                                           (81,142)           168,750            (8,151)
                                                                             ----------------   ----------------     -------------
Net realized and unrealized gain (loss) on investment securities                       33,959            218,603            (6,806)
                                                                             ----------------   ----------------     -------------
Net increase in net assets resulting from operations                         $         18,818   $        201,346     $      16,137
                                                                             ================   ================     =============

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Changes in Net Assets

                                                                     Ashport Large                     Ashport Small/Mid
                                                                       Cap Fund                            Cap Fund
                                                        ------------------------------------  ------------------------------------
                                                           Year ended         Year ended         Year ended         Year ended
Increase (Decrease) in Net Assets                       November 30, 2007  November 30, 2007  November 30, 2007  November 30, 2006
                                                        -----------------  -----------------  -----------------  -----------------
Operations:
  Net investment loss                                    $       (15,141)   $        (8,029)   $       (17,257)   $       (11,603)
  Net realized gain (loss) on investment securities              115,101             18,188             49,853             (3,649)
  Change in net unrealized appreciation (depreciation)           (81,142)           147,782            168,750             74,632
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting from operations            18,818            157,941            201,346             59,380
                                                         ---------------    ---------------    ---------------    ---------------

Distributions:
  From net realized gain - Class A                                    --             (4,348)                --                 --
  From net realized gain - Class C                                    --             (5,058)                --                 --
  From return of capital - Class A                                    --             (4,003)                --                 --
  From return of capital - Class C                                    --             (4,657)                --                 --
                                                         ---------------    ---------------    ---------------    ---------------
  Total distributions                                                 --            (18,066)                --                 --
                                                         ---------------    ---------------    ---------------    ---------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                       51,138             71,800            100,605             86,278
  Reinvestment of distributions                                       --              8,040                 --                 --
  Amount paid for shares repurchased                            (121,024)           (22,329)          (137,459)           (34,264)
                                                         ---------------    ---------------    ---------------    ---------------
                                                                 (69,886)            57,511            (36,854)            52,014
Capital Share Transactions - Class C:
  Proceeds from shares sold                                      115,211             39,600            128,321             41,531
  Reinvestment of distributions                                       --              7,248                 --                 --
  Amount paid for shares repurchased                             (96,928)          (172,880)           (60,045)          (109,359)
                                                         ---------------    ---------------    ---------------    ---------------
                                                                  18,283           (126,032)            68,276            (67,828)
  Net increase (decrease) in net assets resulting
     from share transactions                                     (51,603)           (68,521)            31,422            (15,814)
                                                         ---------------    ---------------    ---------------    ---------------

                                                         ---------------    ---------------    ---------------    ---------------
Total Increase (Decrease) in Net Assets                          (32,785)            71,354            232,768             43,566
                                                         ---------------    ---------------    ---------------    ---------------

Net Assets:
  Beginning of year                                            1,302,731          1,231,377            788,029            744,463
                                                         ---------------    ---------------    ---------------    ---------------

  End of period                                          $     1,269,946    $     1,302,731    $     1,020,797    $       788,029
                                                         ===============    ===============    ===============    ===============

Accumulated undistributed net
   investment income included
   in net assets at end of period                                     --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Statements of Changes in Net Assets - continued

                                                                    Ashport Global
                                                                   Fixed Income Fund
                                                         --------------------------------------
                                                            Year ended           Year ended
Increase in Net Assets                                   November 30, 2007    November 30, 2006
                                                         -----------------    -----------------
Operations:
  Net investment income                                  $          22,943    $          20,049
  Net realized gain on investment securities                         1,345                  318
  Change in net unrealized appreciation (depreciation)              (8,151)               6,486
                                                         -----------------    -----------------
  Net increase in net assets resulting from operations              16,137               26,853
                                                         -----------------    -----------------

Distributions:
  From net investment income - Class A                                (701)              (9,952)
  From net investment income - Class C                                (672)              (9,277)
  From net realized gain - Class A                                    (212)                  --
  From net realized gain - Class C                                    (258)                  --
                                                         -----------------    -----------------
  Total distributions                                               (1,843)             (19,229)
                                                         -----------------    -----------------

Capital Share Transactions - Class A:
  Proceeds from shares sold                                         34,084                5,290
  Reinvestment of distributions                                        880                9,952
  Amount paid for shares repurchased                               (72,860)             (48,032)
                                                         -----------------    -----------------
                                                                   (37,895)             (32,790)
Capital Share Transactions - Class C:
  Proceeds from shares sold                                         19,150               39,600
  Reinvestment of distributions                                        787                7,665
  Amount paid for shares repurchased                               (31,503)             (14,189)
                                                         -----------------    -----------------
                                                                   (11,566)              33,076
                                                         -----------------    -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                       (49,461)                 286
                                                         -----------------    -----------------

                                                         -----------------    -----------------
Total Increase (Decrease) in Net Assets                            (35,167)               7,910
                                                         -----------------    -----------------

Net Assets:
  Beginning of year                                                454,945              447,035
                                                         -----------------    -----------------
  End of year                                            $         419,778    $         454,945
                                                         =================    =================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                       --                  820
                                                         -----------------    -----------------

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                               Ashport Large Cap Fund

                                                                                      Class A
                                                     ---------------------------------------------------------------------------
                                                         Year            Year            Year            Year           Year
                                                        ended           ended           ended           ended          ended
                                                     November 30,    November 30,    November 30,    November 30,   November 30,
                                                         2007            2006            2005            2004           2003
                                                     ------------    ------------    ------------    ------------   ------------
Selected Per Share Data
Net asset value, beginning of period                 $      9.44     $      8.44     $      8.48     $      9.26     $      7.53
                                                     -----------     -----------     -----------     -----------     -----------
Income from investment operations
  Net investment income (loss) (a)                         (0.07)          (0.02)          (0.05)          (0.11)          (0.12)
  Net realized and unrealized gain (loss)                   0.23            1.15            0.57            1.04            1.85
                                                     -----------     -----------     -----------     -----------     -----------
Total from investment operations                            0.16            1.13            0.52            0.93            1.73
                                                     -----------     -----------     -----------     -----------     -----------
Less Distributions to Shareholders:
  From net realized gain                                      --           (0.07)          (0.56)          (1.71)             --
  From return of capital                                      --           (0.06)
                                                     -----------     -----------     -----------     -----------     -----------
Total distributions                                           --           (0.13)          (0.56)          (1.71)             --
                                                     -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                       $      9.60     $      9.44     $      8.44     $      8.48     $      9.26
                                                     ===========     ===========     ===========     ===========     ===========

Total Return                                                1.69%          13.39%           5.70%           9.81%          22.97%

Ratios and Supplemental Data
Net assets, end of period                            $   558,490     $   614,549     $   498,777     $   350,563     $   218,054
Ratio of expenses to average net assets                     2.25%           1.98%           1.99%           2.16%           2.68%
Ratio of expenses to average net assets
   before waiver & reimbursement                              --            5.07%           6.31%           6.08%          13.88%
Ratio of net investment income (loss) to
   average net assets (a)                                  (0.72)%         (0.23)%         (0.53)%         (1.33)%         (1.45)%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           --           (3.33)%         (4.86)%         (5.25)%        (12.65)%
Portfolio turnover rate                                       64%             39%            516%            518%            826%

(a) Net Investment Income (loss) per share is based on the average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                               Ashport Large Cap Fund

                                                                                      Class C
                                                     --------------------------------------------------------------------------
                                                         Year            Year            Year            Year          Year
                                                        ended           ended           ended           ended         ended
                                                     November 30,    November 30,    November 30,    November 30,  November 30,
                                                         2007            2006            2005            2004        2003 (a)
                                                     ------------    ------------    ------------    ------------  ------------
Selected Per Share Data
Net asset value, beginning of period                 $      9.11     $      8.17     $      8.28     $      9.22    $      7.28
                                                     -----------     -----------     -----------     -----------    -----------
Income from investment operations
  Net investment income (loss) (d)                         (0.13)          (0.08)          (0.05)          (0.07)         (0.12)
  Net realized and unrealized gain (loss)                   0.23            1.15            0.50            0.84           2.06
                                                     -----------     -----------     -----------     -----------    -----------
Total from investment operations                            0.10            1.07            0.45            0.77           1.94
                                                     -----------     -----------     -----------     -----------    -----------
Less Distributions to Shareholders:
  From net realized gain                                      --           (0.07)          (0.56)          (1.71)            --
  From return of capital                                      --           (0.06)
                                                     -----------     -----------     -----------     -----------    -----------
Total distributions                                           --           (0.13)          (0.56)          (1.71)            --
                                                     -----------     -----------     -----------     -----------    -----------

Net asset value, end of period                       $      9.21     $      9.11     $      8.17     $      8.28    $      9.22
                                                     ===========     ===========     ===========     ===========    ===========

Total Return                                                1.10%          13.10%           4.96%           7.90%         26.65%(b)

Ratios and Supplemental Data
Net assets, end of period                            $   711,456     $   688,182     $   732,600     $   739,712    $   387,298
Ratio of expenses to average net assets                     3.00%           2.73%           2.79%           2.78%          2.64%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                              --            5.96%           7.24%           6.95%         13.66%(c)
Ratio of net investment income (loss) to
   average net assets (d)                                  (1.41)%         (0.91)%         (0.55)%         (0.78)%        (1.42)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           --           (4.14)%         (5.00)%         (4.96)%       (15.08)%(c)
Portfolio turnover rate                                       64%             39%            516%            518%           826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                            Ashport Small/Mid Cap Fund

                                                                                      Class A
                                                     ---------------------------------------------------------------------------
                                                         Year            Year            Year            Year           Year
                                                        ended           ended           ended           ended          ended
                                                     November 30,    November 30,    November 30,    November 30,   November 30,
                                                         2007            2006            2005            2004           2003
                                                     ------------    ------------    ------------    ------------   ------------
Selected Per Share Data
Net asset value, beginning of period                 $     10.41     $      9.57     $      9.81     $     10.11     $      9.83
                                                     -----------     -----------     -----------     -----------     -----------
Income from investment operations
  Net investment income (loss) (a)                         (0.18)          (0.12)          (0.14)          (0.16)          (0.17)
  Net realized and unrealized gain (loss)                   2.65            0.96            1.11            0.37            0.45
                                                     -----------     -----------     -----------     -----------     -----------
Total from investment operations                            2.47            0.84            0.97            0.21            0.28
                                                     -----------     -----------     -----------     -----------     -----------
Less Distributions to Shareholders:
  From net realized gain                                      --              --           (1.21)          (0.47)             --
  From return of capital                                      --              --              --           (0.04)             --
                                                     -----------     -----------     -----------     -----------     -----------
Total distributions                                           --              --           (1.21)          (0.51)             --
                                                     -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                       $     12.88     $     10.41     $      9.57     $      9.81     $     10.11
                                                     ===========     ===========     ===========     ===========     ===========

Total Return                                               23.73%           8.78%           8.70%           2.01%           2.85%

Ratios and Supplemental Data
Net assets, end of period                            $   576,341     $   489,491     $   403,621     $   292,195     $   219,918
Ratio of expenses to average net assets                     2.33%           2.13%           2.11%           2.25%           2.98%
Ratio of expenses to average net assets
   before waiver & reimbursement                              --            7.28%           9.37%           8.44%          18.74%
Ratio of net investment income (loss) to
   average net assets (a)                                  (1.53)%         (1.15)%         (1.40)%         (1.69)%         (2.21)%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           --           (6.29)%         (8.66)%         (7.88)%        (17.97)%
Portfolio turnover rate                                       51%            141%            623%            439%            374%

(a) Net Investment Income (Loss) per share is based on the average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                            Ashport Small/Mid Cap Fund

                                                                                      Class C
                                                     --------------------------------------------------------------------------
                                                         Year            Year            Year            Year          Year
                                                        ended           ended           ended           ended         ended
                                                     November 30,    November 30,    November 30,    November 30,  November 30,
                                                         2007            2006            2005            2004        2003 (a)
                                                     ------------    ------------    ------------    ------------  ------------
Selected Per Share Data
Net asset value, beginning of period                 $     10.13     $      9.35     $      9.67     $     10.07    $      8.71
                                                     -----------     -----------     -----------     -----------    -----------
Income from investment operations
  Net investment income (loss) (d)                         (0.27)          (0.18)          (0.14)          (0.19)         (0.16)
  Net realized and unrealized gain (loss)                   2.65            0.96            1.03            0.30           1.52
                                                     -----------     -----------     -----------     -----------    -----------
Total from investment operations                            2.38            0.78            0.89            0.11           1.36
                                                     -----------     -----------     -----------     -----------    -----------
Less Distributions to Shareholders:
  From net realized gain                                      --              --           (1.21)          (0.47)            --
  From return of capital                                      --              --              --           (0.04)            --
                                                     -----------     -----------     -----------     -----------    -----------
Total distributions                                           --              --           (1.21)          (0.51)            --
                                                     -----------     -----------     -----------     -----------    -----------

Net asset value, end of period                       $     12.51     $     10.13     $      9.35     $      9.67    $     10.07
                                                     ===========     ===========     ===========     ===========    ===========

Total Return                                               23.49%           8.34%           7.97%           1.00%         15.61%(b)

Ratios and Supplemental Data
Net assets, end of period                            $   444,456     $   298,537     $   340,842     $   365,107    $   240,248
Ratio of expenses to average net assets                     3.08%           2.88%           2.89%           2.95%          2.54%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                              --            8.19%          10.31%           9.29%         15.94%(c)
Ratio of net investment income (loss) to
   average net assets (d)                                  (2.26)%         (1.86)%         (1.43)%         (2.02)%        (1.88)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           --           (7.17)%         (8.84)%         (8.35)%       (15.29)%(c)
Portfolio turnover rate                                       51%            141%            623%            439%           374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          Ashport Global Fixed Income Fund

                                                                                      Class A
                                                     ---------------------------------------------------------------------------
                                                         Year            Year            Year            Year           Year
                                                        ended           ended           ended           ended          ended
                                                     November 30,    November 30,    November 30,    November 30,   November 30,
                                                         2007            2006            2005            2004           2003
                                                     ------------    ------------    ------------    ------------   ------------
Selected Per Share Data
Net asset value, beginning of period                 $     10.03     $      9.90     $      9.84     $      9.66     $      9.54
                                                     -----------     -----------     -----------     -----------     -----------
Income from investment operations
  Net investment income (loss) (a)                          0.53            0.48            0.38            0.22            0.04
  Net realized and unrealized gain (loss)                  (0.15)           0.18            0.10            0.13            0.08
                                                     -----------     -----------     -----------     -----------     -----------
Total from investment operations                            0.38            0.66            0.48            0.35            0.12
                                                     -----------     -----------     -----------     -----------     -----------
Less Distributions to Shareholders:
  From net investment income                               (0.03)          (0.53)          (0.42)          (0.17)             --
  From long-term capital gain                              (0.01)             --              --              --              --
                                                     -----------     -----------     -----------     -----------     -----------
Total distributions                                        (0.04)          (0.53)          (0.42)          (0.17)             --
                                                     -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                       $     10.37     $     10.03     $      9.90     $      9.84     $      9.66
                                                     ===========     ===========     ===========     ===========     ===========

Total Return                                                3.82%           6.67%           4.70%           3.62%           1.26%

Ratios and Supplemental Data
Net assets, end of period                            $   166,360     $   197,766     $   226,938     $   218,129     $   166,334
Ratio of expenses to average net assets                     1.62%           1.97%           2.13%           2.17%           3.48%
Ratio of expenses to average net assets
   before waiver & reimbursement                              --           10.65%          12.40%           9.82%          13.92%
Ratio of net investment income (loss) to
   average net assets (a)                                   5.20%           4.70%           3.75%           2.28%          (1.73)%
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           --           (3.99)%         (6.52)%         (5.36)%        (12.17)%
Portfolio turnover rate                                       18%              0%              8%             68%            196%

(a) Net Investment Income (Loss) per share is based on the average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          Ashport Global Fixed Income Fund

                                                                                      Class C
                                                     --------------------------------------------------------------------------
                                                         Year            Year            Year            Year          Year
                                                        ended           ended           ended           ended         ended
                                                     November 30,    November 30,    November 30,    November 30,  November 30,
                                                         2007            2006            2005            2004        2003 (a)
                                                     ------------    ------------    ------------    ------------  ------------
Selected Per Share Data
Net asset value, beginning of period                 $      9.96     $      9.73     $      9.74     $      9.60    $      9.65
                                                     -----------     -----------     -----------     -----------    -----------
Income from investment operations
  Net investment income (loss) (d)                          0.49            0.43            0.38            0.17          (0.14)
  Net realized and unrealized gain (loss)                  (0.15)           0.17            0.03            0.14           0.09
                                                     -----------     -----------     -----------     -----------    -----------
Total from investment operations                            0.34            0.60            0.41            0.31          (0.05)
                                                     -----------     -----------     -----------     -----------    -----------
Less Distributions to Shareholders:
  From net investment income                               (0.03)          (0.37)          (0.42)          (0.17)            --
  From long-term capital gain                              (0.01)             --              --              --             --
                                                     -----------     -----------     -----------     -----------    -----------
Total distributions                                        (0.04)          (0.37)          (0.42)          (0.17)            --
                                                     -----------     -----------     -----------     -----------    -----------

Net asset value, end of period                       $     10.26     $      9.96     $      9.73     $      9.74    $      9.60
                                                     ===========     ===========     ===========     ===========    ===========

Total Return                                                3.37%           6.17%           4.03%           3.23%     -0.52%(b)

Ratios and Supplemental Data
Net assets, end of period                            $   253,418     $   257,179     $   220,097     $   253,819    $   239,785
Ratio of expenses to average net assets                     2.12%           2.47%           2.78%           2.66%          3.48%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                              --           11.04%          13.18%          10.65%         13.90%(c)
Ratio of net investment income (loss) to
   average net assets (d)                                   4.79%           4.32%           3.79%           1.76%         (1.73)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           --           (4.24)%         (6.60)%         (6.23)%       (12.15)%(c)
Portfolio turnover rate                                       18%              0%              8%             68%           196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.
(d) Net investment income (loss) per share is based on the average shares outstanding during the period.

See accompanying notes which are an integral part of these financial statements.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                                November 30, 2007

NOTE 1. ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Adviser under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The Funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the fiscal year ended November 30, 2007, net investment loss of $15,141 was reclassified to net short-term capital gains for the Large Cap Fund. Of the $17,257 of net investment loss, $16,490 was reclassified to net short-term capital gains and $767 was reclassified to paid in capital for the Small/Mid Cap Fund. For the Global Fixed Income Fund, $1,014 of undistributed net investment income was reclassified to paid in capital.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Federal Income Taxes

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute taxable income to its shareholders.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 3. RELATED PARTY TRANSACTIONS

StateTrust Capital, LLC (the "Adviser") serves as investment adviser to the Funds. Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the year ended November 30, 2007, the Adviser earned a fee of $17,398 from the Large Cap Fund, $11,832 from the Small/Mid Cap Fund, and $2,327 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the expense reimbursement contract. At November 30, 2007, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the adviser for $1,355, $1,078, and $186 respectively.

Effective October 1, 2006, at the approval of the Board of Trustees, the expense cap was eliminated and replaced with an operating agreement (see Administration and Operating Agreement). Simultaneously, the adviser voluntarily forfeited its right to recover expenses waived and or reimbursed in prior periods in accordance with the terminated expense cap agreement.

Administration & Operating Agreement

StateTrust Capital, LLC serves as administrator (the "Administrator") of each Fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the Fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. Effective October 1, 2006, an operating agreement of 0.50% of the average daily net assets of each Fund was approved by the Board of Trustees, which is incorporated into the administration agreement of the Funds resulting in a total fee of 0.75% of the average daily net assets of the Funds for administration and operating expenses. For the year ended November 30, 2007, administrative and operating fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $10,485, $7,132, and $3,472, respectively, and were included as administration fees in the accompanying statement of operations. At November 30, 2007, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the Administrator for $809, $643, and $275 respectively.

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investments, Inc., an affiliated broker, serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each Fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED)

Rule 12b-1 Plan, the Large Cap and Small/Mid Cap Funds "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. The Global Fixed Income Fund for "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 0.75% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the year ended November 30, 2007, distribution fees by the Distributor amounted to $9,025, $5,163, and $2,451, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At November 30, 2007, distribution fees due to the Distributor amounted to $1,550, $1,037, and $406, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $1,620 and $7,292 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $1,377 and $3,464. Sales charges paid to the Distributor on Class A and Class C shares amounted to $517 and $1,896 for the Global Fixed Income Fund.

Certain Officers and Trustees of the Trust are also Officers and Directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $2,350, $2,075, and $50 for the year ended November 30, 2007 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                       Large Cap             Small/Mid Cap          Global Fixed
                          Fund                    Fund               Income Fund
---------------------------------------- ---------------------------------------

Purchases               $816,931                $459,063               $89,618
Sales                    813,217                 464,993                71,129

As of November 30, 2007, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                       Large Cap             Small/Mid Cap          Global Fixed
                          Fund                    Fund               Income Fund
---------------------------------------- ---------------------------------------

Gross Appreciation      $121,896                $225,391               $18,496
Gross Depreciation       (79,934)                (16,470)               (9,237)
---------------------------------------- ---------------------------------------
Net Appreciation/
(Depreciation) on
Investments               41,962                 208,921                 9,259
---------------------------------------- ---------------------------------------

The Funds' cost basis in investments at November 30, 2007, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,258,160, $814,190 and $410,244, respectively.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

On July 26, 2007, a distribution of $1,843 (or $0.033 & 0.01 and $0.026 & 0.01 per share respectively for Class A & C) for the Global Fixed Income Fund respectively, was declared and the dividends were paid on July 27, 2007 to shareholders of record on July 26, 2007.

On December 26, 2007, a distribution of long-term capital gain of $22,330 (or $0.28 & 0.28 per share respectively for Class A & C) for the Small/Mid Cap Fund, was declared and the dividends were paid on December 27, 2007 to shareholders of record on December 26, 2007.

On December 26, 2007, a distribution of ordinary income of $34,738 (or $0.95 &
0.82 per share respectively for Class A & C) for the Global Fixed Income Fund, was declared and the dividends were paid on December 27, 2007 to shareholders of record on December 26, 2007.

The tax character of distributions paid during 2007 and 2006 was as follows for the Global Fixed Income Fund:

                                        2007                   2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                        $1,373                $19,229
Short-term capital gain                   470                     --
--------------------------------------------------------------------------------
                                       $1,843                $19,229
--------------------------------------------------------------------------------

As of November 30, 2007, the components of distributable earnings for the Global Fixed Income Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                    $ 24,187
Capital gain                                                                  --
Undistributed appreciation                                                 9,259
                                                                        --------
                                                                        $ 33,446
                                                                        ========

The tax character of distributions paid during 2007 and 2006 was as follows for the Large Cap Fund:

                                        2007                   2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                        $   --                $    --
Long-term capital gain                     --                  9,406
Return of Capital                          --                  8,660
--------------------------------------------------------------------------------
                                       $   --                $18,066
--------------------------------------------------------------------------------

As of November 30, 2007, the components of distributable earnings for the Large Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                    $ 35,347
Capital gain                                                              64,613
Undistributed appreciation                                                41,962
                                                                        --------
                                                                        $141,922
                                                                        ========

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

As of November 30, 2007, the components of distributable earnings for the Small/Mid Cap Fund on a tax basis were as follows:

Undistributed ordinary income (loss)                                    $  3,980
Capital gain                                                              34,170
Undistributed appreciation                                               208,921
                                                                        --------
                                                                        $247,071
                                                                        ========

NOTE 6. CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the years ended November 30, 2006 & 2007, were as follows:

--------------------------------------------------------------------------------
                   Large Cap Fund                           2007          2006
                                                           Shares        Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                5,202          7,667
Shares issued from reinvestments                              --            847
Shares redeemed                                          (12,126)        (2,545)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                        (6,924)         5,969
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                               12,051          4,618
Shares issued from reinvestments                              --            790
Shares redeemed                                          (10,317)       (19,596)

--------------------------------------------------------------------------------
Net Increase (decrease) from capital
share transactions                                         1,734        (14,188)
--------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

                   Small/Mid Cap Fund                       2007          2006
                                                           Shares        Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                8,401          8,253
Shares issued from reinvestments                              --             --
Shares redeemed                                          (10,650)        (3,416)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                        (2,249)         4,837
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                               11,008          3,944
Shares issued from reinvestments                              --             --
Shares redeemed                                           (4,965)       (10,905)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                         6,043         (6,961)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Global Fixed Income Fund                    2007          2006
                                                           Shares        Shares
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
Shares sold                                                3,334            528
Shares issued from reinvestments                              87            950
Shares redeemed                                           (7,110)        (4,684)

--------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                        (3,689)        (3,206)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Shares sold                                                1,880          3,857
Shares issued from reinvestments                              78            746
Shares redeemed                                           (3,090)        (1,398)

--------------------------------------------------------------------------------
Net increase from capital
share transactions                                        (1,132)         3,205
--------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2007- Continued

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2007, Pershing, LLC held 100% of the Large Cap Fund, 100% of the Small/Mid Cap Fund, and 100% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

NOTE 8: NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must met a "more likely than not" standard - i.e., based on its technical merits, a position must have a more than 50% likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As such, any necessary adjustments pursuant to the Interpretation will be reflected on the Semi-Annual report for the period ending December 31, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that more likely than not will be sustained. At this time, Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" ("SFAS No. 157"). SFAS No. 157 defines fair value, established a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. . Management is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Funds' financial statements.

In February 2007, the FASB issued FASB Statement No. 159, "Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Funds' financial statements.

NOTE 9: SUBSEQUENT EVENTS

The tax character of distributions paid during 2007 and 2006 was as follows for the Small/Mid Cap Fund:

                                        2007                   2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                        $1,373                $19,229
Long-term capital gain                    470                     --
--------------------------------------------------------------------------------
                                       $1,843                $19,229
--------------------------------------------------------------------------------

The tax character of distributions paid during 2007 and 2006 was as follows for the Global Fixed Income Fund:

                                        2007                   2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                        $   --                $    --
Long-term capital gain                     --                  9,406
Return of Capital                          --                  8,660
--------------------------------------------------------------------------------
                                       $   --                $18,066
--------------------------------------------------------------------------------

       Cohen                   Cohen Fund Audit Services, Ltd.  440.835.8500
Fund Audit Services            800 Westpoint Pkwy., Suite 1100  440.835.1093 fax
                               Westlake, OH 44145-1524

                               www.cohenfund.com


To The Shareholders and
Board of Trustees of
Ashport Mutual Funds

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ashport Mutual Funds (the "Funds"), comprising Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund as of November 30, 2007, and the related statements of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the periods indicated prior to November 30,2004 were audited by another independent accounting firm who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the Funds' custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting Ashport Mutual Funds, as of November 30, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen Fund Audit Services

Cohen Fund Audit Services, Ltd.
Westlake, Ohio
January 14, 2008

Trustees of Your Fund:

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

-------------------------------------------------------------------------------------------------------------
Name, Address and   Position(s)    Term of      Principal Occupation(s) During      Number of    Other
Age                 Held with      Office and   Past 5 Years                        Portfolios   Trusteeships
                    Funds          Length of                                        in Fund      held  by
                                   Time Served                                      Complex      Trustee
                                                                                    Overseen
                                                                                    by Trustee
-------------------------------------------------------------------------------------------------------------
David Vugait, 42    Trustee and    2001                  Director and adviser of    3            None
                    President                            the Adviser, President
                                                         of the Distributor and
                                                         primary portfolio
                                                         manager for the Funds.
                                                         Prior to founding The
                                                         StateTrust Group in
                                                         1999, Mr. Vurgait
                                                         served as Vice
                                                         President of the
                                                         Corporate Finance area
                                                         of Andino Capital
                                                         Markets, Inc. (ACM )
                                                         from 1996 through 1999.
-------------------------------------------------------------------------------------------------------------
Jeffrey W.          Trustee and    2001                  Chief operating officer    3            None
Cimbal, CPA, 48     Chief                                of the Adviser and
                    Financial                            Chief Compliance
                    Officer                              Officer for the
                                                         Distributor. Prior to
                                                         joining the Investment
                                                         Manager in 2000, Mr.
                                                         Cimbal served as Vice
                                                         President and CFO for
                                                         CecWest Securities,
                                                         Inc. and NASD
                                                         registered brokerage
                                                         firm from 1986 through
                                                         2000.
-------------------------------------------------------------------------------------------------------------
W. Brian Barrett,   Trustee        2001                  Chartered Financial        3            None
CFA+, 51                                                 Analyst.  Associate
                                                         Professor of Finance
                                                         with the University of
                                                         Miami.
-------------------------------------------------------------------------------------------------------------
Jaime Maya+, 50     Trustee        2001                  Mr. Maya has served as     3            None
                                                         a Certified Public
                                                         Accountant since 1984.
-------------------------------------------------------------------------------------------------------------
Anthony T.          Trustee        2004                  An attorney with Shutts    3            None
Golden+, 42                                              & Bowen Trust & Estate
                                                         Practice Group.  Mr.
                                                         Golden's practice
                                                         concentrates in the
                                                         areas of complex
                                                         taxation, estate
                                                         planning and estate
                                                         administration.
-------------------------------------------------------------------------------------------------------------
Timothy R.          Trustee        2004                  Associate Professor of     3            None
Burch+, 40                                               Finance with the
                                                         University of Miami
-------------------------------------------------------------------------------------------------------------
David Jones,        Chief          2004                  Managing Member with       N/A          N/A
Esq., 49            Compliance                           Drake Compliance LLC.
                    Officer and                          Principal Attorney
                    Secretary                            David Jones & Assoc., PC
-------------------------------------------------------------------------------------------------------------

+Independent Trustees.

Board Approval of the Funds' Investment Advisory Agreement (Unaudited)

Each year, the Board of Trustees (the "Board"), including a majority of the Trustees who are not interested persons under the Investment Company Act of 1940 (the "Independent Trustees") is required to determine whether to renew the Funds' investment advisory agreement (the "IA Agreement"). The Investment Company Act of 1940, as amended ("1940 Act"), requires that the Board request and evaluate, and that the investment adviser provide, such information as may be reasonably necessary to evaluate the terms of the IA Agreement.

At the in-person Board meeting held on October 24, 2007, counsel to the Trust reviewed with the Board five areas which the SEC has outlined as pertinent when a board considers the renewal of an investment advisory contract. Counsel noted that Board discussion should include, but not be limited to the review of (1) the nature, extent and quality of the services being provided by the investment adviser; (2) the investment performance of the fund and the investment adviser;
(3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and
(5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In determining whether to renew the IA Agreement, the Board, including a majority of the Independent Trustees, reviewed and considered, among other items: (1) a request letter dated July 25, 2007 from Trust counsel which requested the Adviser provide information that was reasonably necessary to fulfill their obligations under Section 15 (c) of the 1940 Act; (2) a response letter dated October 10, 2007 from the Adviser; (3) comparative information which included fund asset size, contractual advisory fees, actual advisory fees (net of waiver and/or reimbursements) performance and other expenses provided for the Funds and similarly managed funds of comparable size; (4) the experience of the portfolio managers and other personnel providing services to the Funds;
(5) the performance of and fees paid by the Adviser's comparable offshore funds; and (6) overall expense levels of the Funds. In addition to the materials distributed at the Board Meeting, the materials provided at each Regular and Special Board Meeting were considered to be relevant information to assist the Trustees in evaluating the terms of the IA Agreement. With respect to the profitability of the Adviser it was reported that the Funds' assets were so small that they were not yet profitable to the Adviser. A memo from counsel to the Independent Trustees comparing each Fund's management fee, 12b-1 fee and total operating expenses to those of other mutual funds of similar size with similar investment strategies, and performance returns for funds included in each Fund's peer groups as of periods ended August 2007 was also provided to the Trustees for consideration.

The Trustees noted the following with respect to each Fund:

Ashport Large Cap Fund. The Trustees noted that the Fund's advisory fee of 1.25% was the highest within its peer group, and that the total expense ratios of 1.98% and 2.73% for Class A and Class C shares, respectively, were the highest expense ratios for its peer group. They also noted that the Fund's one year returns were substantially higher than those of each fund in its peer group with one exception and, as a result, the higher fees were justified by the Fund's performance and were reasonable based on the Fund's small size.

Ashport Small/Mid Cap Fund. The Trustees noted that the Fund's advisory fee of 1.25% was within the range of advisory fees of its peer group, and the fee was lower than the highest fee of 1.55%. They also noted that Fund's total expense ratios of 2.13% and 2.88% for Class A and Class C shares, respectively, were in line or higher than those of its peer group. The Trustees noted that the Fund had performed very well during the past year, and that its one-year returns substantially exceeded the returns of both its benchmark (the S&P 400 Index) and also were the highest in its peer group. As a result, the Trustees determined that the higher fees were justified by the Fund's performance and were reasonable based on the Fund's small size.

Ashport Global Fixed Income Fund. The Trustees noted that the Fund's advisory fee of 0.50% was within the range of fees of its peer group, and that the advisory fee was lower than the highest fee of 0.55%. They also noted that Fund's total expense ratios would decline to 1.50% and 2.00% for Class A and Class C shares, respectively, under the new Administration Agreement, and that these total expense ratios were in the median of expense ratios for its peer group (including certain larger funds with lower expense ratios).

Approval of the Advisory Agreement (continued)- Unaudited

The Trustees noted that the Fund's performance lagged its Index (the Lehman Brothers Aggregate Bond Index) for the one-year and five-year period, but the Class A five-year return generally exceeded the returns of its peer group. The Trustees also noted that the Adviser had discussed its plans to improve the Fund's performance on a going forward basis.

At the conclusion of the discussion concerning the investment advisory agreement, the Trustees made the following findings:

1. the Trustees determined that, based on the information provided, both at this meeting and during prior board meetings during the year, it appeared that the Advisor was providing an acceptable level of quality service to the Funds. Their finding in this regard was based on the Funds' investment performance over the past year and for the life of the Funds, both in general and relative to similar funds in their peer group, and the fact that the Adviser is subsidizing the Funds in order to allow the Funds to grow;

2. the Trustees determined that, based on the information provided to them at this and prior board meetings, the investment performance of the Funds as generated by the Adviser's efforts was acceptable and reasonable in relation to the Funds' size and investment type;

3. the Trustees determined that, since the Adviser had been paying operating expenses for each Fund since its inception, a consideration of the reasonableness of the advisory fees and profits realized by the Adviser was not applicable to this discussion;

4. the Trustees determined that, since the Adviser had been paying Fund expenses for each Fund since its inception, a consideration of potential economies of scale and considerations of fee adjustments to ensure that any benefits afforded by such economies of scale would inure to the shareholders was not applicable to this discussion.

Based upon the Board's deliberations and evaluation of the information described above, the Trustees, with the Independent Trustees separately concurring, determined:

      1. The nature, quality, and extent of services furnished by the Adviser to each Fund, including:

                  (a) That the breadth and the quality of investment advisory and other services being provided to each Fund are satisfactory, as evidenced in part by the performance record of each Fund compared with the performance records of a peer group of comparable funds;

                  (b) That the Adviser has made significant expenditures in the past year and in prior years to ensure that it has the systems and highly trained personnel necessary for it to be able to continue to provide quality service to the Funds' shareholders, including the dedication of substantial resources to the Adviser's investment and trading departments; and

                  (c) That the Board is satisfied with the research, portfolio management, and trading services, among others, being provided by the Adviser to the Funds.

                  (d) The risks assumed by the Adviser in providing investment advisory services to each Fund, including the payment of operating expenses, which have been made in the past and which continue to be made by the Adviser to ensure the continuation of the highest quality of service to the Funds is made with the recognition that the Funds' advisory relationship with the Adviser can be terminated at any time and must be renewed on an annual basis.

      2.    The fairness of fee arrangements, including:

                  (a) That upon review of the advisory fee structures of each Fund in comparison with other similar funds, the level of investment advisory fees paid by each Fund is reasonable in relation to its performance;

                  (b) That the expense ratio of each Fund is generally reasonable in relation to its small size;

Approval of the Advisory Agreement (continued)- Unaudited

                  (c) That the Adviser has contractually agreed to bear operating expenses that exceed the annual fee paid by the Funds; and

                  (d) That the fees paid to the Adviser for managing other institutional accounts (such as pension plans) are not lower than the fees paid by similarly-managed Funds.

                  (e) The extent to which economies of scale could be realized as a Fund grows in assets and whether the Fund's fees reflect these economies of scale for the benefit of Fund shareholders.

      3. The costs borne by StateTrust in providing advisory services to each Fund and the profitability of StateTrust in light of the estimated profitability analysis which had been provided by StateTrust.

      4. Any ancillary benefits to StateTrust from serving as the Funds' Adviser, including:

                  (a) That StateTrust benefits from serving directly or through affiliates as the principal underwriter and administrative agent for the Funds; the services provided by StateTrust and its affiliates to the Funds are satisfactory, and any profits derived from providing the services are competitive and reasonable; and

                  (b) That StateTrust's affiliate receives usual and customary brokerage commissions for execute agency transactions on behalf of the Funds.

                  (c) That the Adviser does not enter into soft dollar arrangements, pursuant to which the Funds' brokerage transactions are directed to broker-dealers who provide research services that would benefit the Adviser.

The Trustees after full discussion and consideration, of all material factors, including those described above and upon motion made, seconded and unanimously approved, with the Independent Trustees voting separately, approved the continuance of the IA Agreement for an additional year.

Proxy Voting- Unaudited

The Funds file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.

A description of the Funds' proxy voting policies, procedures, and how each Fund voted relating to portfolio securities is available without charge, upon request, (i) by calling the Funds at 888-282-2290; (ii) by writing to The Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131; and
(iii) by visiting the Securities and Exchange Commission website at www.sec.gov.

Quarterly Portfolio Holdings- Unaudited

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended August 31, 2007. Shareholders may obtain this information at www.funds@statetrust.com or by calling the Funds at 888-282-2290. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY INFORMATION STATEMENT

As required by the Securities and Exchange Commission and the Federal Trade Commission, the Privacy Policy below explains our handling of information that we have in our records that is personal and private to you. It reiterates our commitment to keeping that information private.

In the course of doing business with you, we collect nonpublic information about you from the following sources:

      Information we receive from you on applications or other forms, such as social security numbers, personal financial information, occupation, and birth date;

      Information about your transactions with us, our affiliates or others such as payment history, account balances, assets, past transactions; and

      Information we collect from you through your account inquiries by mail, e-mail or telephone.

We do not disclose any nonpublic personal information about our customers or former customers to any nonaffiliated third party, except with prior consent or as permitted by law. Disclosure permitted by law includes information to our service providers, such as the transfer agent, custodian, shareholder communication firms, consultants and clearing firms. We only share with these service providers the information they need to provide those services and they are required to use this information only to provide the services.

We maintain physical, electronic and procedural safeguards to ensure the integrity and confidentiality of your nonpublic personal information in the manner described above.

Item 2. Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate audit fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $31,615 for the fiscal year ended November 30, 2007 and $29,500 for the fiscal year ended November 30, 2006.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2007 and $615 for the fiscal year ended November 30, 2006. The aggregate fees billed to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and that must be approved by the audit committee of the registrant's board of trustees pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006.

(c) Tax Fees: For the registrant's fiscal years ended November 30, 2007 and November 30, 2006, aggregate fees of $4,900 and $2,850, respectively were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant's fiscal years ended November 30, 2007 and November 30, 2006, aggregate fees of $0 and $0, respectively were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006. The aggregate fees billed by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraphs (b) and (c) were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees: The aggregate non-audit fees billed to the registrant by the registrant's accountant for services rendered to the registrant were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services were $0 for the fiscal year ended November 30, 2007 and $0 for the fiscal year ended November 30, 2006.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1. of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy are attached hereto.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             --------------------


By (Signature and Title)* /s/ Jeffrey Cimbal
                          ------------------------------------------
                          Jeffrey Cimbal, Chief Financial Officer

Date: January 30, 2008
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David Vurgait
                          ------------------------------------------
                          David Vurgait, President

Date: January 30, 2008
      ----------------